Supplement to the
Fidelity® Municipal Income 2025 Fund
Class A and Class I
August 29, 2024
Prospectus

The following information replaces similar information found in the "Appendix" section under the "Sales Charge Waiver Policies Applied by Certain Intermediaries" heading.
Ameriprise Financial
Front-end sales charge reductions on Class A shares purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge reductions, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders can reduce their initial sales charge on the purchase of Class A shares as follows:
  Transaction size breakpoints, as described in this prospectus or the SAI.
  Rights of accumulation (ROA), as described in this prospectus or the SAI.
  Letter of intent, as described in this prospectus or the SAI.
Front-end sales charge waivers on Class A shares purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders may purchase Class A shares at NAV without payment of a sales charge as follows:
  shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer- sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
  shares purchased through reinvestment of capital gains and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family).
  shares exchanged from Class C shares of the same fund in the month of or following the seven-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.
  shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
  shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial advisor and/or the advisor's spouse, advisor's lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor's lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
  shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).
CDSC waivers on Class A and C shares purchased through Ameriprise Financial
Fund shares purchased through an Ameriprise Financial platform or account are eligible only for the following CDSC waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI:
  redemptions due to death or disability of the shareholder
  shares sold as part of a systematic withdrawal plan as described in this prospectus or the SAI redemptions made in connection with a return of excess contributions from an IRA account shares purchased through a Right of Reinstatement (as defined above)
  redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code
Edward D. Jones & Co., L.P. ("Edward Jones")
Policies Regarding Transactions Through Edward Jones
The following information has been provided by Edward Jones:
The following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as "shareholders") purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as "breakpoints") and waivers, which can differ from discounts and waivers described elsewhere in the mutual fund prospectus or statement of additional information ("SAI") or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of the fund family, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
Breakpoints
• Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.
Rights of Accumulation ("ROA")
  The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of the mutual fund family held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations ("pricing groups"). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
  The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
  ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
Letter of Intent ("LOI")
  Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.
If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.
Sales Charge Waivers
Sales charges are waived for the following shareholders and in the following situations:
  Associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.
  Shares purchased in an Edward Jones fee-based program.
  Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
  Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: the proceeds are from the sale of shares within 60 days of the purchase, the sale and purchase are made from a share class that charges a front load and one of the following ("Right of Reinstatement"):
  The redemption and repurchase occur in the same account.
  The redemption proceeds are used to process an: IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA.
The Right of Reinstatement excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.
  Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
  Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
Contingent Deferred Sales Charge ("CDSC") Waivers
If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:
  The death or disability of the shareholder.
  Systematic withdrawals with up to 10% per year of the account value.
  Return of excess contributions from an Individual Retirement Account (IRA).
  Shares redeemed as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
  Shares redeemed to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
  Shares exchanged in an Edward Jones fee-based program.
  Shares acquired through NAV reinstatement.
  Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.
Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts
  Initial purchase minimum: $250
  Subsequent purchase minimum: none
Minimum Balances
  Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
  A fee-based account held on an Edward Jones platform
  A 529 account held on an Edward Jones platform
  An account with an active systematic investment plan or LOI
Exchanging Share Classes
  At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund.
ADMI-PSTK-0225-120 1.929001.120	February 14, 2025
Supplement to the
Fidelity® Corporate Bond Fund
Class A, Class M, Class C, Class I, and Class Z
October 30, 2024
Prospectus

The following information replaces similar information found in the "Appendix" section under the "Sales Charge Waiver Policies Applied by Certain Intermediaries" heading.
Ameriprise Financial
Front-end sales charge reductions on Class A shares purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge reductions, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders can reduce their initial sales charge on the purchase of Class A shares as follows:
  Transaction size breakpoints, as described in this prospectus or the SAI.
  Rights of accumulation (ROA), as described in this prospectus or the SAI.
  Letter of intent, as described in this prospectus or the SAI.
Front-end sales charge waivers on Class A shares purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders may purchase Class A shares at NAV without payment of a sales charge as follows:
  shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer- sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
  shares purchased through reinvestment of capital gains and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family).
  shares exchanged from Class C shares of the same fund in the month of or following the seven-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.
  shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
  shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial advisor and/or the advisor's spouse, advisor's lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor's lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
  shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).
CDSC waivers on Class A and C shares purchased through Ameriprise Financial
Fund shares purchased through an Ameriprise Financial platform or account are eligible only for the following CDSC waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI:
  redemptions due to death or disability of the shareholder
  shares sold as part of a systematic withdrawal plan as described in this prospectus or the SAI redemptions made in connection with a return of excess contributions from an IRA account shares purchased through a Right of Reinstatement (as defined above)
  redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code
ACBD-PSTK-0225-116 1.913959.116	February 14, 2025
Supplement to the
Fidelity® Conservative Income Bond Fund
Class A, Class I, and Class Z
October 30, 2024
Prospectus

The following information replaces similar information found in the "Appendix" section under the "Sales Charge Waiver Policies Applied by Certain Intermediaries" heading.
Ameriprise Financial
Front-end sales charge reductions on Class A shares purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge reductions, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders can reduce their initial sales charge on the purchase of Class A shares as follows:
  Transaction size breakpoints, as described in this prospectus or the SAI.
  Rights of accumulation (ROA), as described in this prospectus or the SAI.
  Letter of intent, as described in this prospectus or the SAI.
Front-end sales charge waivers on Class A shares purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders may purchase Class A shares at NAV without payment of a sales charge as follows:
  shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer- sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
  shares purchased through reinvestment of capital gains and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family).
  shares exchanged from Class C shares of the same fund in the month of or following the seven-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.
  shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
  shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial advisor and/or the advisor's spouse, advisor's lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor's lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
  shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).
CDSC waivers on Class A and C shares purchased through Ameriprise Financial
Fund shares purchased through an Ameriprise Financial platform or account are eligible only for the following CDSC waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI:
  redemptions due to death or disability of the shareholder
  shares sold as part of a systematic withdrawal plan as described in this prospectus or the SAI redemptions made in connection with a return of excess contributions from an IRA account shares purchased through a Right of Reinstatement (as defined above)
  redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code
AFCV-PSTK-0225-102 1.9911293.102	February 14, 2025
Supplement to the
Fidelity® Investment Grade Bond Fund
Class A, Class M, Class C, Class I, and Class Z
October 30, 2024
Prospectus

The following information replaces similar information found in the "Appendix" section under the "Sales Charge Waiver Policies Applied by Certain Intermediaries" heading.
Ameriprise Financial
Front-end sales charge reductions on Class A shares purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge reductions, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders can reduce their initial sales charge on the purchase of Class A shares as follows:
  Transaction size breakpoints, as described in this prospectus or the SAI.
  Rights of accumulation (ROA), as described in this prospectus or the SAI.
  Letter of intent, as described in this prospectus or the SAI.
Front-end sales charge waivers on Class A shares purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders may purchase Class A shares at NAV without payment of a sales charge as follows:
  shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer- sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
  shares purchased through reinvestment of capital gains and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family).
  shares exchanged from Class C shares of the same fund in the month of or following the seven-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.
  shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
  shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial advisor and/or the advisor's spouse, advisor's lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor's lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
  shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).
CDSC waivers on Class A and C shares purchased through Ameriprise Financial
Fund shares purchased through an Ameriprise Financial platform or account are eligible only for the following CDSC waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI:
  redemptions due to death or disability of the shareholder
  shares sold as part of a systematic withdrawal plan as described in this prospectus or the SAI redemptions made in connection with a return of excess contributions from an IRA account shares purchased through a Right of Reinstatement (as defined above)
  redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code
AIGB-PSTK-0225-139 1.777602.139	February 14, 2025
Supplement to the
Fidelity® Sustainable Core Plus Bond Fund
Class A, Class M, Class C, Class I, and Class Z
October 30, 2024
Prospectus

The following information replaces similar information found in the "Appendix" section under the "Sales Charge Waiver Policies Applied by Certain Intermediaries" heading.
Ameriprise Financial
Front-end sales charge reductions on Class A shares purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge reductions, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders can reduce their initial sales charge on the purchase of Class A shares as follows:
  Transaction size breakpoints, as described in this prospectus or the SAI.
  Rights of accumulation (ROA), as described in this prospectus or the SAI.
  Letter of intent, as described in this prospectus or the SAI.
Front-end sales charge waivers on Class A shares purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders may purchase Class A shares at NAV without payment of a sales charge as follows:
  shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer- sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
  shares purchased through reinvestment of capital gains and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family).
  shares exchanged from Class C shares of the same fund in the month of or following the seven-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.
  shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
  shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial advisor and/or the advisor's spouse, advisor's lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor's lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
  shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).
CDSC waivers on Class A and C shares purchased through Ameriprise Financial
Fund shares purchased through an Ameriprise Financial platform or account are eligible only for the following CDSC waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI:
  redemptions due to death or disability of the shareholder
  shares sold as part of a systematic withdrawal plan as described in this prospectus or the SAI redemptions made in connection with a return of excess contributions from an IRA account shares purchased through a Right of Reinstatement (as defined above)
  redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code
ASCB-PSTK-0225-101 1.9912288.101	February 14, 2025
Supplement to the
Fidelity® Sustainable Low Duration Bond Fund
Class A, Class M, Class C, Class I, and Class Z
October 30, 2024
Prospectus

The following information replaces similar information found in the "Appendix" section under the "Sales Charge Waiver Policies Applied by Certain Intermediaries" heading.
Ameriprise Financial
Front-end sales charge reductions on Class A shares purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge reductions, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders can reduce their initial sales charge on the purchase of Class A shares as follows:
  Transaction size breakpoints, as described in this prospectus or the SAI.
  Rights of accumulation (ROA), as described in this prospectus or the SAI.
  Letter of intent, as described in this prospectus or the SAI.
Front-end sales charge waivers on Class A shares purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders may purchase Class A shares at NAV without payment of a sales charge as follows:
  shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer- sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
  shares purchased through reinvestment of capital gains and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family).
  shares exchanged from Class C shares of the same fund in the month of or following the seven-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.
  shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
  shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial advisor and/or the advisor's spouse, advisor's lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor's lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
  shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).
CDSC waivers on Class A and C shares purchased through Ameriprise Financial
Fund shares purchased through an Ameriprise Financial platform or account are eligible only for the following CDSC waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI:
  redemptions due to death or disability of the shareholder
  shares sold as part of a systematic withdrawal plan as described in this prospectus or the SAI redemptions made in connection with a return of excess contributions from an IRA account shares purchased through a Right of Reinstatement (as defined above)
  redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code
ASLD-PSTK-0225-101 1.9909559.101	February 14, 2025
Supplement to the
Fidelity® Short-Term Bond Fund
Class A, Class M, Class C, Class I, and Class Z
October 30, 2024
Prospectus

The following information replaces similar information found in the "Appendix" section under the "Sales Charge Waiver Policies Applied by Certain Intermediaries" heading.
Ameriprise Financial
Front-end sales charge reductions on Class A shares purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge reductions, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders can reduce their initial sales charge on the purchase of Class A shares as follows:
  Transaction size breakpoints, as described in this prospectus or the SAI.
  Rights of accumulation (ROA), as described in this prospectus or the SAI.
  Letter of intent, as described in this prospectus or the SAI.
Front-end sales charge waivers on Class A shares purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders may purchase Class A shares at NAV without payment of a sales charge as follows:
  shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer- sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
  shares purchased through reinvestment of capital gains and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family).
  shares exchanged from Class C shares of the same fund in the month of or following the seven-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.
  shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
  shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial advisor and/or the advisor's spouse, advisor's lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor's lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
  shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).
CDSC waivers on Class A and C shares purchased through Ameriprise Financial
Fund shares purchased through an Ameriprise Financial platform or account are eligible only for the following CDSC waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI:
  redemptions due to death or disability of the shareholder
  shares sold as part of a systematic withdrawal plan as described in this prospectus or the SAI redemptions made in connection with a return of excess contributions from an IRA account shares purchased through a Right of Reinstatement (as defined above)
  redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code
ASTP-PSTK-0225-112 1.9881435.112	February 14, 2025
Supplement to the
Fidelity® Tactical Bond Fund
Class A, Class M, Class C, Class I, and Class Z
October 30, 2024
Prospectus

The following information replaces similar information found in the "Appendix" section under the "Sales Charge Waiver Policies Applied by Certain Intermediaries" heading.
Ameriprise Financial
Front-end sales charge reductions on Class A shares purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge reductions, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders can reduce their initial sales charge on the purchase of Class A shares as follows:
  Transaction size breakpoints, as described in this prospectus or the SAI.
  Rights of accumulation (ROA), as described in this prospectus or the SAI.
  Letter of intent, as described in this prospectus or the SAI.
Front-end sales charge waivers on Class A shares purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders may purchase Class A shares at NAV without payment of a sales charge as follows:
  shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer- sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
  shares purchased through reinvestment of capital gains and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family).
  shares exchanged from Class C shares of the same fund in the month of or following the seven-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.
  shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
  shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial advisor and/or the advisor's spouse, advisor's lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor's lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
  shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).
CDSC waivers on Class A and C shares purchased through Ameriprise Financial
Fund shares purchased through an Ameriprise Financial platform or account are eligible only for the following CDSC waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI:
  redemptions due to death or disability of the shareholder
  shares sold as part of a systematic withdrawal plan as described in this prospectus or the SAI redemptions made in connection with a return of excess contributions from an IRA account shares purchased through a Right of Reinstatement (as defined above)
  redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code
ATBF-PSTK-0225-102 1.9911342.102	February 14, 2025
Supplement to the
Fidelity® Sustainable Intermediate Municipal Income Fund
Class A, Class M, Class C, Class I, and Class Z
March 30, 2024
Prospectus

The following information replaces similar information found in the "Appendix" section under the "Sales Charge Waiver Policies Applied by Certain Intermediaries" heading.
Ameriprise Financial
Front-end sales charge reductions on Class A shares purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge reductions, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders can reduce their initial sales charge on the purchase of Class A shares as follows:
  Transaction size breakpoints, as described in this prospectus or the SAI.
  Rights of accumulation (ROA), as described in this prospectus or the SAI.
  Letter of intent, as described in this prospectus or the SAI.
Front-end sales charge waivers on Class A shares purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders may purchase Class A shares at NAV without payment of a sales charge as follows:
  shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer- sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
  shares purchased through reinvestment of capital gains and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family).
  shares exchanged from Class C shares of the same fund in the month of or following the seven-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.
  shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
  shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial advisor and/or the advisor's spouse, advisor's lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor's lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
  shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).
CDSC waivers on Class A and C shares purchased through Ameriprise Financial
Fund shares purchased through an Ameriprise Financial platform or account are eligible only for the following CDSC waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI:
  redemptions due to death or disability of the shareholder
  shares sold as part of a systematic withdrawal plan as described in this prospectus or the SAI redemptions made in connection with a return of excess contributions from an IRA account shares purchased through a Right of Reinstatement (as defined above)
  redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code
Edward D. Jones & Co., L.P. ("Edward Jones")
Policies Regarding Transactions Through Edward Jones
The following information has been provided by Edward Jones:
The following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as "shareholders") purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as "breakpoints") and waivers, which can differ from discounts and waivers described elsewhere in the mutual fund prospectus or statement of additional information ("SAI") or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of the fund family, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
Breakpoints
• Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.
Rights of Accumulation ("ROA")
  The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of the mutual fund family held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations ("pricing groups"). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
  The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
  ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
Letter of Intent ("LOI")
  Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.
If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.
Sales Charge Waivers
Sales charges are waived for the following shareholders and in the following situations:
  Associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.
  Shares purchased in an Edward Jones fee-based program.
  Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
  Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: the proceeds are from the sale of shares within 60 days of the purchase, the sale and purchase are made from a share class that charges a front load and one of the following ("Right of Reinstatement"):
  The redemption and repurchase occur in the same account.
  The redemption proceeds are used to process an: IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA.
The Right of Reinstatement excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.
  Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
  Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
Contingent Deferred Sales Charge ("CDSC") Waivers
If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:
  The death or disability of the shareholder.
  Systematic withdrawals with up to 10% per year of the account value.
  Return of excess contributions from an Individual Retirement Account (IRA).
  Shares redeemed as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
  Shares redeemed to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
  Shares exchanged in an Edward Jones fee-based program.
  Shares acquired through NAV reinstatement.
  Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.
Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts
  Initial purchase minimum: $250
  Subsequent purchase minimum: none
Minimum Balances
  Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
  A fee-based account held on an Edward Jones platform
  A 529 account held on an Edward Jones platform
  An account with an active systematic investment plan or LOI
Exchanging Share Classes
  At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund.
ASNT-PSTK-0225-101 1.9911347.101	February 14, 2025
Supplement to the
Fidelity® Municipal Core Plus Bond Fund
Class A, Class M, Class C, Class I, and Class Z
March 30, 2024
Prospectus

The following information replaces similar information found in the "Appendix" section under the "Sales Charge Waiver Policies Applied by Certain Intermediaries" heading.
Ameriprise Financial
Front-end sales charge reductions on Class A shares purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge reductions, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders can reduce their initial sales charge on the purchase of Class A shares as follows:
  Transaction size breakpoints, as described in this prospectus or the SAI.
  Rights of accumulation (ROA), as described in this prospectus or the SAI.
  Letter of intent, as described in this prospectus or the SAI.
Front-end sales charge waivers on Class A shares purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders may purchase Class A shares at NAV without payment of a sales charge as follows:
  shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer- sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
  shares purchased through reinvestment of capital gains and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family).
  shares exchanged from Class C shares of the same fund in the month of or following the seven-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.
  shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
  shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial advisor and/or the advisor's spouse, advisor's lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor's lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
  shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).
CDSC waivers on Class A and C shares purchased through Ameriprise Financial
Fund shares purchased through an Ameriprise Financial platform or account are eligible only for the following CDSC waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI:
  redemptions due to death or disability of the shareholder
  shares sold as part of a systematic withdrawal plan as described in this prospectus or the SAI redemptions made in connection with a return of excess contributions from an IRA account shares purchased through a Right of Reinstatement (as defined above)
  redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code
Edward D. Jones & Co., L.P. ("Edward Jones")
Policies Regarding Transactions Through Edward Jones
The following information has been provided by Edward Jones:
The following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as "shareholders") purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as "breakpoints") and waivers, which can differ from discounts and waivers described elsewhere in the mutual fund prospectus or statement of additional information ("SAI") or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of the fund family, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
Breakpoints
• Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.
Rights of Accumulation ("ROA")
  The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of the mutual fund family held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations ("pricing groups"). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
  The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
  ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
Letter of Intent ("LOI")
  Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.
If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.
Sales Charge Waivers
Sales charges are waived for the following shareholders and in the following situations:
  Associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.
  Shares purchased in an Edward Jones fee-based program.
  Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
  Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: the proceeds are from the sale of shares within 60 days of the purchase, the sale and purchase are made from a share class that charges a front load and one of the following ("Right of Reinstatement"):
  The redemption and repurchase occur in the same account.
  The redemption proceeds are used to process an: IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA.
The Right of Reinstatement excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.
  Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
  Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
Contingent Deferred Sales Charge ("CDSC") Waivers
If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:
  The death or disability of the shareholder.
  Systematic withdrawals with up to 10% per year of the account value.
  Return of excess contributions from an Individual Retirement Account (IRA).
  Shares redeemed as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
  Shares redeemed to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
  Shares exchanged in an Edward Jones fee-based program.
  Shares acquired through NAV reinstatement.
  Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.
Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts
  Initial purchase minimum: $250
  Subsequent purchase minimum: none
Minimum Balances
  Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
  A fee-based account held on an Edward Jones platform
  A 529 account held on an Edward Jones platform
  An account with an active systematic investment plan or LOI
Exchanging Share Classes
  At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund.
Class/Ticker
Fidelity Advisor® Municipal Core Plus Bond Fund - Class A/FMBMX
Fidelity Advisor® Municipal Core Plus Bond Fund - Class M/FMBFX
Fidelity Advisor® Municipal Core Plus Bond Fund - Class C/FMBEX
Fidelity Advisor® Municipal Core Plus Bond Fund - Class I/FMBGX
Fidelity Advisor® Municipal Core Plus Bond Fund - Class Z/FMBHX
At a meeting held on September 19, 2024, the Board of Trustees of Fidelity Salem Street Trust ("Board") approved on behalf of Fidelity® Municipal Core Plus Bond Fund ("Fund") the reorganization of the Fund into an Exchange Traded Fund ("ETF"), which will continue to be managed by Fidelity Management & Research Company LLC ("FMR" or the "Adviser") (such reorganization, the "Conversion"). The Board, including all the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended) of the Fund, determined, with respect to the Conversion, that participation in the Conversion is in the best interests of the Fund and the interests of the existing shareholders of the Fund will not be diluted as a result of the Conversion. The Conversion is subject to shareholder approval.
IMPORTANT INFORMATION:
  If shareholders approve the Conversion, Fidelity® Municipal Core Plus Bond Fund will be converted from a mutual fund to an ETF in April 2025.
  If you are an existing shareholder of the Fund, and your account CAN hold an ETF, your Fund shares will be converted if the Conversion is approved, and no action is needed by you.
  If you hold the Fund in an account that CANNOT hold an ETF (i.e., your account is not permitted to purchase securities traded in the stock market), there are certain actions you can take. See the "Questions and Answers" section below for further information.
A Special Meeting (the "Meeting") of the Shareholders of the Fund is expected to be held during the first quarter of 2025 and approval of the Conversion will be voted on at that time. A combined proxy statement and prospectus containing more information with respect to the Conversion will be provided to shareholders of record of the Fund in advance of the meeting.
If approved, the Fund will be reorganized into a newly created ETF, Fidelity Municipal Bond Opportunities ETF, which is a series of Fidelity Merrimack Street Trust. The Fund and the ETF have identical investment objectives, principal investment strategies, and fundamental investment policies.
In connection with seeking shareholder approval of the Conversion, effective the close of business on January 13, 2025, new positions in the Fund may no longer be opened. Shareholders of the Fund on that date may continue to add to their fund positions existing on that date. Investors who did not own shares of the Fund on January 13, 2025 generally will not be allowed to buy shares of the Fund except that new Fund positions may be opened: 1) by participants in most group employer retirement plans (and their successor plans) if the Fund had been established (or was in the process of being established) as an investment option under the plans (or under another plan sponsored by the same employer) by January 13, 2025, 2) for accounts managed on a discretionary basis by certain registered investment advisers that have discretionary assets of at least $500 million invested in mutual funds and have included the Fund in their discretionary account program since January 13, 2025, 3) by a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, 4) by a portfolio manager of the Fund, and 5) by a fee deferral plan offered to trustees of certain Fidelity funds, if the Fund is an investment option under the plan. These restrictions generally will apply to investments made directly with Fidelity and investments made through intermediaries. Investors may be required to demonstrate eligibility to buy shares of the Fund before an investment is accepted.
If, and only if, the Conversion is approved by Fund shareholders:
  Effective on the date of shareholder approval of the Conversion, any sales charges, contingent deferred sales charges, 12b-1 fees, and finder's fee payments applicable to any class of shares of the Fund will be waived.
  Effective March 14, 2025, Classes A, M, C, I and Z of the Fund will be consolidated into the retail class of the Fund and the Adviser will contractually reimburse the retail class to the extent total operating expenses, subject to certain exclusions, exceed 0.30% through the date of Conversion. The Adviser may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.
  Effective the close of business on March 28, 2025, new positions in the Fund may no longer be opened. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the Conversion takes place.
  The last day to redeem Fund shares or exchange Fund shares for shares of another Fidelity mutual fund is April 3, 2025. If you do not want to receive shares of the ETF in connection with the Conversion, you can exchange your Fund shares for shares of another Fidelity mutual fund that is not participating in a conversion or redeem your Fund shares. Prior to doing so, however, you should consider the tax consequences associated with either action.
  As part of the Conversion, the Fund will be liquidated. The Conversion will be on April 4, 2025.
If shareholder approval of the Conversion is delayed due to failure to meet a quorum or otherwise, the Conversion will become effective, if approved, as soon as practicable thereafter. All dates may change if the closing date of the Conversion changes. Effective dates are as of close of business.
Fidelity believes that the Conversion will provide multiple benefits for investors of the Fund, including lower expenses, additional trading flexibility, and increased portfolio holdings transparency.
The Conversion will be conducted pursuant to an Agreement and Plan of Reorganization and Liquidation ("Plan"). The Conversion is structured to be a tax-free reorganization under the U.S. Internal Revenue Code of 1986, as amended. As a result, Fund shareholders generally will not recognize a taxable gain (or loss) for U.S. tax purposes due to the Conversion (except with respect to cash received, as noted below).
In connection with the Conversion, shareholders of the Fund will receive ETF shares equal in value to the aggregate net asset value of shares of the Fund they own and may receive a cash payment in lieu of fractional shares of the ETF, and the redemption of fractional shares may be a taxable event.
Importantly, to receive shares of the ETF as part of the Conversion, Fund shareholders must hold their shares through an account that can hold shares of an ETF (i.e., a brokerage account). If Fund shareholders do not hold their shares through an account that can hold shares of an ETF, they will not receive shares of the ETF as part of the Conversion.
For Fund shareholders that do not currently hold their Fund shares through an account that can hold shares of an ETF, please see the "Questions and Answers" section below for actions that must be taken to receive shares of the ETF as part of the Conversion.
If the Conversion is approved by Fund shareholders, no further action is required for shareholders that hold Fund shares through an account that can hold shares of an ETF.
Completion of the Conversion is subject to conditions under the Plan, including shareholder approval. Fund shareholders will receive a proxy statement/prospectus describing in detail both the Conversion and the ETF, and a summary of the Board's considerations in approving the Conversion.
In connection with the Conversion, a proxy statement/prospectus that will be included in a registration statement on Form N-14 will be filed with the Securities and Exchange Commission. After the registration statement is filed with the SEC, it may be amended or withdrawn, and the proxy statement/prospectus will not be distributed to Fund shareholders unless and until the registration statement becomes effective. Shareholders should read the proxy statement/prospectus, which contains important information about the Conversion, when it becomes available. For a free copy of the proxy statement/prospectus, please contact Fidelity at 1-877-208-0098 or send an email request to fidfunddocuments@fidelity.com. The proxy statement/prospectus will also be available on the Securities and Exchange Commission's website (www.sec.gov).
This communication is for informational purposes only and does not constitute an offer of any securities for sale. No offer of securities will be made except pursuant to a prospectus meeting the requirements of Section 10 of the Securities Act of 1933.
Important Notice About Your Fund Account
Questions and Answers
Q. Why is Fidelity proposing to convert my mutual fund to an ETF?
A. Fidelity and the Board of Trustees of the Fund believe that the Conversion will provide multiple benefits for investors of the Fund, including lower expenses, additional trading flexibility, and increased portfolio holdings transparency. The conversion is subject to shareholder approval in light of differences between the management contracts for the Fund and the ETF.
Q. When will I be asked to vote on the proposal?
A. A Special Meeting of the Shareholders of the Fund is expected to be held during the first quarter of 2025 and approval of the Conversion will be voted on at that time. A combined proxy statement and prospectus containing more information with respect to the Conversion will be provided to shareholders of record of the Fund in advance of the meeting.
Q. How will the Fund be managed after the change?
A. The ETF will be managed in the same manner as the Fund, with no changes to the investment process.
Q. What types of shareholder accounts can receive shares of the ETF as part of the Conversion?
A. If you hold your Fund shares in an account that permits you to purchase securities traded on U.S. stock exchanges, such as ETFs or other types of stocks, then you will be eligible to receive shares of the ETF in the Conversion. No further action is needed by you.
Q. What types of shareholder accounts cannot receive shares of the ETF as part of the Conversion?
A. The following account types cannot hold ETFs:
• If you hold your Fund shares in an account with a financial intermediary that only allows you to hold shares of mutual funds in the account, you will need to contact your broker or financial intermediary to transfer your shares to an existing or new brokerage account that permits investment in ETF shares.
If you do nothing, you will not receive shares of the ETF and your position will be liquidated at Conversion and you will receive a cash distribution equal in value to the NAV of your Fund shares less any fees and expenses your intermediary may charge. This event may be taxable. To prevent a taxable event, please contact your broker or financial intermediary to transfer your shares to an existing or new brokerage account.

Please note: If your account number with Fidelity Investments begins with 2aa through 2zz, your account cannot hold shares of an ETF. Please contact your broker or call 1-800-544-8544. For advisor clients call 1-877-208-0098.
• If you hold your Fund shares through an IRA or employer sponsored group retirement plan that does not have the ability to hold shares of ETFs, you will need to redeem your shares prior to the Conversion, or your broker or intermediary may transfer your investment in the Fund to a different investment option prior to the Conversion.
If you are unsure about the ability of your account to accept shares of the ETF, please contact your broker or financial intermediary.
Q. How do I transfer my Fund shares to a brokerage account that will accept ETF shares?
A. The broker where you hold your Fund shares should be able to assist you in transferring your shares to a brokerage account that can accept shares of the ETF.
We suggest you provide your broker with a copy of your most recent shareholder statement. Your broker will require your account number, which can be found on your statement. Your broker will help you complete a form to initiate the transfer. Once you sign that form, your broker will submit the form to the Fund's transfer agent directly, and the shares will be transferred into your brokerage account. The sooner you initiate the transfer, the better.
If you don't have a brokerage account or a relationship with a brokerage firm, you will need to open an account with a brokerage firm.
Q. What if I do not want to own shares of the ETF?
A. If you do not want to receive shares of the ETF in connection with the Conversion, you can exchange your Fund shares for shares of another Fidelity mutual fund that is not participating in a conversion or redeem your Fund shares. Prior to doing so, however, you should consider the tax consequences associated with either action. Exchange or redemption of your Fund shares may be a taxable event if you hold your shares in a taxable account.
AMUC-PSTK-0225-102 1.9911355.102	February 14, 2025